                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment [  ];       Amendment Number:___
         This Amendment(Check only one):         [  ] is a restatement
                                                 [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:             Firsthand Capital Management, Inc.
Address:          125 South Market
                  Suite 1200
                  San Jose, California 95113

Form 13F File Number:  28-04505

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Kevin M. Landis
Title:            President
Phone:            (408) 294-2200

Signature, Place, and Date of Signing

       /s/ Kevin M. Landis            San Jose, California         04/04/02
        -------------------           --------------------         --------
       [Signature]                    [City, State]                [Date]

Report Type (Check only one):

[X]      13F HOLDINGS REPORT. (heck here if all holdings of this reporting manager are reported in this report.)

[ ]      13F NOTICE. (Check here if no holdings are reported in this report, and all holdings are reported by other reporting manager(s).)

[ ]      13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                            0
                                                  -----------------------------

Form 13F Information Table Entry Total:                                     155
                                                  -----------------------------

Form 13F Information Table Value Total:                $              1,693,993
                                                  -----------------------------
                                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                       FIRSTHAND CAPITAL MANAGEMENT, INC.
                                    FORM 13F
                                 as of 03/31/02


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                                      TITLE                  VALUE     SHARES/ SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
                                                                                                           -------------------------
NAME OF ISSUER                        OF CLASS     CUSIP    (x$1000)   PRN AMT PRN CALL DISCRETION MANAGERS SOLE       SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
@ Road, Inc.                        Common Stock 04648K105  $  2,536   321,000 SH          SOLE               321,000
Abgenix, Inc.                       Common Stock 00339B107  $ 13,338   706,080 SH          SOLE               706,080
Adobe Systems, Inc.                 Common Stock 00724F101  $ 38,610   958,305 SH          SOLE               950,680          7,625
Aeroflex, Inc.                      Common Stock 007768104  $ 24,554 1,909,360 SH          SOLE             1,909,360
Agile Software Corp.                Common Stock 00846X105  $  1,767   146,000 SH          SOLE               146,000
Agilent Technologies, Inc.          Common Stock 00846U101  $  9,453   270,397 SH          SOLE               262,021          8,376
Allegiance Telecom, Inc.            Common Stock 01747T102  $    272    90,675 SH          SOLE                90,675
Alpha Industries, Inc.              Common Stock 020753109  $ 17,285 1,133,460 SH          SOLE             1,133,460
Altera Corp.                        Common Stock 021441100  $  9,862   450,958 SH          SOLE               437,345         13,613
Alvarion, Ltd.                      Common Stock   2567075  $  1,291   516,200 SH          SOLE               516,200
Amgen, Inc.                         Common Stock 031162100  $ 15,401   258,060 SH          SOLE               258,060
Amkor Technology, Inc.              Common Stock 031652100  $  4,613   206,782 SH          SOLE               205,500          1,282
Anadigics, Inc.                     Common Stock 032515108  $ 26,612 2,156,600 SH          SOLE             2,156,600
Anaren Microwave, Inc.              Common Stock 032744104  $ 22,555 1,552,300 SH          SOLE             1,552,300
AOL Time Warner, Inc.               Common Stock 00184A105  $ 10,280   434,689 SH          SOLE               423,545         11,144
Applied Materials, Inc.             Common Stock 038222105  $  6,763   124,614 SH          SOLE               120,701          3,913
Applied Micro Circuits Corp.        Common Stock 03822W109  $ 26,403 3,300,420 SH          SOLE             3,300,420
ARM Holdings plc- ADR               ADR          042068106  $  9,745   789,100 SH          SOLE               789,100
ASM Lithography Holding N.V.        Common Stock N07059111  $  6,575   259,175 SH          SOLE               254,973          4,202
ATI Technologies, Inc.              Common Stock 001941103  $    344    25,700 SH          SOLE                25,700
BEA Systems, Inc.                   Common Stock 073325102  $  6,915   504,399 SH          SOLE               492,855         11,544
BioMarin Pharmaceutical, Inc.       Common Stock 09061G101  $  6,550   625,595 SH          SOLE               625,595
Brio Software, Inc.                 Common Stock 109704106  $    548   200,000 SH          SOLE               200,000
Business Objects SA - ADR           ADR          12328X107  $    440    10,000 SH          SOLE                10,000
CardioDynamics International Corp.  Common Stock 141597104  $    212    49,940 SH          SOLE                49,940
Celeritek, Inc.                     Common Stock 150926103  $  5,379   522,200 SH          SOLE               522,200
Ceragon Networks, Ltd.              Common Stock   2616148  $    824   265,900 SH          SOLE               265,900
Check Point Software
  Technologies, Ltd.                Common Stock M22465104  $  2,338    76,900 SH          SOLE                76,900
ChipPAC, Inc.                       Common Stock 169657103  $  4,473   455,500 SH          SOLE               455,500
CIENA Corp.                         Common Stock 171779101  $  5,811   645,690 SH          SOLE               645,690
Cisco Systems, Inc.                 Common Stock 17275R102  $ 46,101 2,723,041 SH          SOLE             2,711,195         11,846
CNET Networks, Inc.                 Common Stock 12613R104  $  1,400   255,400 SH          SOLE               255,400
Comcast Corp. - Special CL A        Common Stock 200300200  $  1,665    52,345 SH          SOLE                52,345
Concord Communications, Inc.        Common Stock 206186108  $ 30,215 1,428,620 SH          SOLE             1,428,620
Concord EFS, Inc.                   Common Stock 206197105  $  3,143    94,530 SH          SOLE                94,530
Corning, Inc.                       Common Stock 219350105  $ 28,329 3,717,698 SH          SOLE             3,697,365         20,333
Cox Communications, Inc. - A        Common Stock 224044107  $  1,500    39,840 SH          SOLE                39,840
Cyras Systems, Inc.                 Convertible
                                       Bond      23281WAA9  $  2,340 2,000,000 SH          SOLE             2,000,000
DHB Industries, Inc.                Common Stock 23321E103  $    228    33,900 SH          SOLE                33,900
Digi International, Inc.            Common Stock 253798102  $  4,468   819,780 SH          SOLE               819,780
DMC Stratex Networks, Inc.          Common Stock 23322L106  $ 26,709 4,909,736 SH          SOLE             4,909,736
Drugstore.com, Inc.                 Common Stock 262241102  $    161    64,500 SH          SOLE                64,500




E*Trade Group, Inc.                 Common Stock 269246104  $    848    90,000 SH          SOLE                90,000
Earthlink, Inc.                     Common Stock 270321102  $    828    81,600 SH          SOLE                81,600
Edo Corp.                           Common Stock 281347104  $  1,253    46,400 SH          SOLE                46,400
Electronic Data Systems Corp.       Common Stock 285661104  $  1,740    30,000 SH          SOLE                30,000
EMC Corp.                           Common Stock 268648102  $  7,052   591,570 SH          SOLE               576,715         14,855
Enterasys Networks, Inc.            Common Stock 293637104  $ 18,689 4,418,200 SH          SOLE             4,418,200
EPCOS AG - ADR                      ADR          29410P107  $    869    18,900 SH          SOLE                18,900
Ericsson - ADR                      ADR          294821400  $    910   217,600 SH          SOLE               217,600
Extreme Networks, Inc.              Common Stock 30226D106  $  6,460   621,200 SH          SOLE               621,200
F5 Networks, Inc.                   Common Stock 315616102  $    330    14,200 SH          SOLE                14,200
FEI Company                         Common Stock 30241L109  $  2,361    66,400 SH          SOLE                66,400
Finisar Corp.                       Common Stock 31787A101  $  1,483   192,600 SH          SOLE               192,600
Flextronics International, Ltd.     Common Stock   2353058  $  7,955   435,864 SH          SOLE               422,725         13,139
Foundry Networks, Inc.              Common Stock 35063R100  $  3,595   500,000 SH          SOLE               500,000
Gemstar-TV Guide International,
  Inc.                              Common Stock 36866W106  $  5,874   397,148 SH          SOLE               386,035         11,113
Genesis Microchip, Inc.             Common Stock 37184C103  $ 10,100   388,468 SH          SOLE               388,468
Genuity, Inc. - A                   Common Stock 37248E103  $  7,962 9,152,000 SH          SOLE             9,152,000
GlobespanVirata, Inc.               Common Stock 37957V106  $ 24,886 1,667,945 SH          SOLE             1,667,945
Harmonic, Inc.                      Common Stock 413160102  $  3,915   337,470 SH          SOLE               337,470
Herley Industries, Inc.             Common Stock 427398102  $  4,448   222,400 SH          SOLE               222,400
i2 Technologies, Inc.               Common Stock 465754109  $  2,485   491,100 SH          SOLE               491,100
Ilog S.A.                           Common Stock 452360100  $    657    41,700 SH          SOLE                41,700
Inet Technologies, Inc.             Common Stock 45662V105  $    472    50,000 SH          SOLE                50,000
Intel Corp.                         Common Stock 458140100  $ 40,397 1,328,398 SH          SOLE             1,321,815          6,583
Intersil Corp. - A                  Common Stock 46069S109  $  1,795    63,300 SH          SOLE                63,300
Intrado, Inc.                       Common Stock 46117A100  $  2,901   133,155 SH          SOLE               133,155
Invitrogen Corp.                    Common Stock 46185R100  $ 13,735   400,200 SH          SOLE               400,200
ITT Industries, Inc.                Common Stock 450911102  $ 17,676   280,400 SH          SOLE               280,400
J.D. Edwards & Co.                  Common Stock 281667105  $    410    22,700 SH          SOLE                22,700
JDA Software Group, Inc.            Common Stock 46612K108  $  1,922    60,300 SH          SOLE                60,300
KLA-Tencor Corp.                    Common Stock 482480100  $  5,837    87,775 SH          SOLE                84,745          3,030
Kopin Corp.                         Common Stock 500600101  $ 11,712 1,285,610 SH          SOLE             1,285,610
Legato Systems, Inc.                Common Stock 524651106  $ 49,129 5,452,765 SH          SOLE             5,452,765
Liberty Media Corp. - A             Common Stock 530718105  $  2,276   180,100 SH          SOLE               180,100
Macromedia, Inc.                    Common Stock 556100105  $  3,471   170,000 SH          SOLE               170,000
Magma Design Automation, Inc.       Common Stock 559181102  $  2,254   115,835 SH          SOLE               115,835
Magma Design Automation, Inc. -
  Restricted shares                 Common Stock 559181995  $  3,554   223,494 SH          SOLE               223,494
Manhattan Associates, Inc.          Common Stock 526750109  $  2,282    59,900 SH          SOLE                59,900
Manugistics Group, Inc.             Common Stock 565011103  $  2,593   120,700 SH          SOLE               120,700
McData Corp.                        Common Stock 580031102  $  6,403   529,200 SH          SOLE               529,200
Medarex, Inc.                       Common Stock 583916101  $ 10,357   642,150 SH          SOLE               642,150
Mercury Interactive Corp.           Common Stock 589405109  $  4,145   110,100 SH          SOLE               110,100
Metro One Telecommunications        Common Stock 59163F105  $  1,078    42,535 SH          SOLE                42,535
Micromuse, Inc.                     Common Stock 595094103  $ 11,358 1,296,600 SH          SOLE             1,296,600
Microsoft Corp.                     Common Stock 594918104  $ 14,455   239,682 SH          SOLE               234,950          4,732
Microtune, Inc.                     Common Stock 59514P109  $  9,888   688,110 SH          SOLE               688,110
Motorola, Inc.                      Common Stock 620076109  $ 28,386 1,999,000 SH          SOLE             1,999,000
Nassda Corp.                        Common Stock 63172M101  $  1,763   116,000 SH          SOLE               116,000
NetIQ Corp.                         Common Stock 64115P102  $  1,320    60,500 SH          SOLE                60,500
Netscreen Technologies, Inc.        Common Stock 64117V107  $  3,440   206,600 SH          SOLE               206,600




News Corporation, Ltd.              Common Stock 652487703  $    568    20,000 SH          SOLE                20,000
Nokia Corp. - ADR                   ADR          654902204  $  9,086   438,075 SH          SOLE               427,040         11,035
Numerical Technologies, Inc.        Common Stock 67053T101  $  4,734   350,410 SH          SOLE               350,410
OmniVision Technologies, Inc.       Common Stock 682128103  $  2,742   248,600 SH          SOLE               248,600
ONI Systems Corp.                   Common Stock 68273F103  $     62    10,000 SH          SOLE                10,000
Oracle Corp.                        Common Stock 68389X105  $ 10,048   785,021 SH          SOLE               767,825         17,196
P-Com, Inc.                         Common Stock 693262107  $  1,410 7,051,500 SH          SOLE             7,051,500
PEC Solutions                       Common Stock 705107100  $  2,083    84,700 SH          SOLE                84,700
PeopleSoft, Inc.                    Common Stock 712713106  $ 90,404 2,474,800 SH          SOLE             2,474,800
Pervasive Software, Inc.            Common Stock 715710109  $    646   200,000 SH          SOLE               200,000
PMC-Sierra, Inc.                    Common Stock 69344F106  $ 25,888 1,590,178 SH          SOLE             1,582,715          7,463
Polycom, Inc.                       Common Stock 73172K104  $  2,044    83,100 SH          SOLE                83,100
Powerwave Technologies, Inc.        Common Stock 739363109  $ 16,724 1,299,445 SH          SOLE             1,299,445
QUALCOMM, Inc.                      Common Stock 747525103  $  8,915   236,842 SH          SOLE               229,795          7,047
Raindance Communications, Inc.      Common Stock 75086X106  $  2,819   807,600 SH          SOLE               807,600
Rational Software Corp.             Common Stock 75409P202  $    244    15,400 SH          SOLE                15,400
Raytheon Company                    Common Stock 755111507  $ 87,831 2,139,607 SH          SOLE             2,129,325         10,282
Read-Rite Corp.                     Common Stock 755246105  $ 15,197 4,950,000 SH          SOLE             4,950,000
Retalix Limited                     Common Stock M7945W108  $  1,558   120,300 SH          SOLE               120,300
Retek, Inc.                         Common Stock 76128Q109  $  1,649    62,800 SH          SOLE                62,800
Riverstone Networks, Inc.           Common Stock 769320102  $ 15,406 2,567,678 SH          SOLE             2,567,678
SanDisk Corp.                       Common Stock 80004C101  $  4,702   216,700 SH          SOLE               216,700
SAP AG - ADR                        ADR          803054204  $  4,341   116,700 SH          SOLE               116,700
Scientific-Atlanta, Inc.            Common Stock 808655104  $  8,348   361,392 SH          SOLE               350,775         10,617
SeaChange International, Inc.       Common Stock 811699107  $    990    65,200 SH          SOLE                65,200
Siebel Systems, Inc.                Common Stock 826170102  $  6,498   199,249 SH          SOLE               192,295          6,954
Silicon Image, Inc.                 Common Stock 82705T102  $  4,670   546,800 SH          SOLE               546,800
SkillSoft Corp.                     Common Stock 83066P101  $    692    30,000 SH          SOLE                30,000
SpectraLink Corp.                   Common Stock 847580107  $  9,574   955,500 SH          SOLE               955,500
Spectrian Corporation               Common Stock 847608106  $  9,451   660,000 SH          SOLE               660,000
Speechworks International           Common Stock  8476M101  $  1,116   142,300 SH          SOLE               142,300
Sprint Corp. - PCS Group            Common Stock 852061506  $    610    59,280 SH          SOLE                59,280
Stratos Lightwave, Inc.             Common Stock 863100103  $ 12,024 2,720,345 SH          SOLE             2,720,345
Sun Microsystems, Inc.              Common Stock 866810104  $ 17,926 2,032,383 SH          SOLE             2,018,700         13,683
SunGard Data Systems, Inc.          Common Stock 867363103  $  2,150    65,200 SH          SOLE                65,200
Synopsys, Inc.                      Common Stock 871607107  $116,919 2,119,628 SH          SOLE             2,110,075          9,553
Taiwan Semiconductor Manufacturing
  Co. - ADR                         ADR          874039100  $ 16,547   797,436 SH          SOLE               780,195         17,241
Tekelec, Inc.                       Common Stock 879101103  $ 13,587 1,185,590 SH          SOLE             1,185,590
TeleCommunication Systems,
  Inc. - A                          Common Stock 87929J103  $  4,677 1,498,900 SH          SOLE             1,498,900
Teradyne, Inc.                      Common Stock 880770102  $  5,266   133,541 SH          SOLE               129,310          4,231
Texas Instruments, Inc.             Common Stock 882508104  $  8,678   262,188 SH          SOLE               254,555          7,633
Three-Five Systems, Inc.            Common Stock 88554L108  $ 15,368 1,037,000 SH          SOLE             1,037,000
TranSwitch Corp.                    Common Stock 894065101  $ 15,476 4,747,300 SH          SOLE             4,747,300
Tripath Technology                  Common Stock 89672P104  $    529   315,000 SH          SOLE               315,000
TriQuint Semiconductor, Inc.        Common Stock 89674K103  $ 29,272 2,437,340 SH          SOLE             2,437,340
TRW, Inc.                           Common Stock 872649108  $ 33,456   650,000 SH          SOLE               650,000
United Microelectronics - ADR       ADR          910873207  $  3,521   330,600 SH          SOLE               330,600
UTStarcom, Inc.                     Common Stock 918076100  $ 11,218   427,685 SH          SOLE               427,685
VeriSign, Inc.                      Common Stock 92343E102  $  2,457    91,000 SH          SOLE                91,000
VERITAS Software Corp.              Common Stock 923436109  $ 41,066   936,936 SH          SOLE               931,884          5,052


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
ViaSat, Inc.                        Common Stock 92552V100  $  2,163   154,300 SH          SOLE               154,300
Vignette Corp.                      Common Stock 926734104  $    602   175,100 SH          SOLE               175,100
Virage Logic Corp.                  Common Stock 92763R104  $  2,041   134,000 SH          SOLE               134,000
Visual Networks, Inc.               Common Stock 928444108  $  4,199 1,428,300 SH          SOLE             1,428,300
Vitesse Semiconductor Corp.         Common Stock 928497106  $ 26,512 2,705,300 SH          SOLE             2,705,300
Webex Communications, Inc.          Common Stock 94767L109  $  3,255   197,900 SH          SOLE               197,900
Websense, Inc.                      Common Stock 947684106  $ 25,208 1,001,900 SH          SOLE             1,001,900
Western Digital Corp.               Common Stock 958102105  $ 19,488 3,128,095 SH          SOLE             3,128,095
Wind River Systems, Inc.            Common Stock 973149107  $ 49,844 3,667,710 SH          SOLE             3,649,845         17,865
WorldCom, Inc. - WorldCom Group     Common Stock 98157D106  $    348    51,600 SH          SOLE                51,600
Xilinx, Inc.                        Common Stock 983919101  $  5,982   150,079 SH          SOLE               145,485          4,594
XM Satellite Radio Holdings         Common Stock 983759101  $  2,956   214,700 SH          SOLE               214,700
Zoran Corp.                         Common Stock 98975F101  $ 52,490 1,201,695 SH          SOLE             1,201,695